INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

13. INCOME TAXES

The Company was incorporated in the United States of America (“USA”) and has operations in one tax jurisdiction, i.e. the PRC. The Company generated substantially all of its sales from its operations in the PRC for the three and six months ended June 30, 2022 and 2021, and recorded income tax provision for the periods.

China has a tax rate of 25% for all enterprises (including foreign-invested enterprises).

Uncertain Tax Positions

Interest associated with unrecognized tax benefits are classified as income tax, and penalties are classified in selling, general and administrative expenses in the statements of operations. For the three and six months ended June 30, 2022 and 2021, the Company had no unrecognized tax benefits and related interest and penalties expenses. Currently, the Company is not subject to examination by major tax jurisdictions.

14. INCOME TAXES

The Company was incorporated in the United States of America (“USA”) and has operations in one tax jurisdiction, i.e. the PRC. The Company generated substantially all of its sales from its operations in the PRC for the years ended December 31, 2021 and 2020, and recorded an income tax provision for each of such periods.

China has a tax rate of 25% for all enterprises (including foreign-invested enterprises).

The components of the provision for income taxes for the years ended December 31, 2021 and 2020 consisted of the following:

	For the Year Ended December 31,
	2021	2020
Current:
China	$292,891	$340,127
Total current	292,891	340,127
Deferred:
China	(18,570)	-
Total deferred	(18,570)	-
Total income tax expense	$274,321	$340,127

Deferred tax assets as of December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2010
Deferred tax assets:
Accumulated amortization	$18,795	$-

The following table reconciles the statutory rates to the Company’s effective tax rate for years ended December 31, 2021 and 2020:

	2021	2020
Statutory U.S. federal income tax rate	21.0%	21.0%
Foreign tax rate differential	216.5%	5.1%
Change in valuation allowances	3,634.4%	5.7%
Other (1)	-%	(6.7)%
Effective combined tax rate	3,871.9%	25.1%

(1)	Primarily consists of utilization of net operating losses in China

As of December 31, 2021, the Company had $1,753,139 of net operating loss carry-forwards available to offset future taxable income in China from the acquisition of Aixin Shangyan Hotel and Aixintang Pharmacies. Some of the net operating loss carry-forwards, if not utilized, will begin to expire in 2022.

Uncertain Tax Positions

Interest associated with unrecognized tax benefits are classified as income tax, and penalties are classified in selling, general and administrative expenses in the statements of operations. For the years ended December 31, 2021 and 2020, the Company had no unrecognized tax benefits and related interest and penalties expenses. Currently, the Company is not subject to examination by major tax jurisdictions.